Note 17 - Income Taxes - Schedule of Deferred Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Loss before income taxes	$ (5,231,295)	$ (4,023,504)	$ (1,549,125)
Statutory rate	26.00%	26.00%	26.00%
Expected income tax	$ (1,360,137)	$ (1,046,111)	$ (402,773)
Effect of different tax rates in foreign jurisdictions	9,728	343	(8,855)
Non-deductible share-based payments	700,198	485,943	247,192
Other permanent items	3,360	2,022	213,166
Change in deferred tax assets not recognized	1,921,226	3,518,776	(574,942)
Impact of change in tax rates	(348,020)
Impact of change in expected manner of recovery		853,274	(306,411)
Share issuance costs	(399,602)	(39,241)	(21,723)
True-ups and other	(526,753)	(3,775,006)	449,746
Deferred income tax (recovery) expenses			$ (404,600)